Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.47%
Communication Services - 2.01%
AMC Networks, Inc.,
Class A* 144,599 $ 981,827
Angi , Inc.* 157,385 1,078,087
PubMatic, Inc., Class A* 100,000 818,000
Sphere Entertainment
Co.*+ 10,000 1,174,000
TripAdvisor, Inc.*+ 110,000 1,172,600
USA TODAY Co., Inc.*+ 136,100 959,505
6,184,019
Consumer Discretionary - 13.21%
Academy Sports &
Outdoors, Inc.+ 62,097 3,505,376
American Eagle
Outfitters, Inc. 80,000 1,336,000
American Public
Education, Inc.* 49,400 2,809,872
Buckle, Inc. (The) 43,500 2,190,660
Cricut , Inc., Class A+ 220,000 822,800
Dauch Corp.* 236,800 1,404,224
Garrett Motion, Inc. 158,223 2,874,912
GigaCloud Technology,
Inc., Class A* 55,000 2,495,900
G-III Apparel Group, Ltd. 96,000 2,659,200
Graham Holdings Co.,
Class B 2,900 3,066,054
Kohl's Corp. 75,000 967,500
Laureate Education, Inc.* 34,200 1,191,528
LCI Industries 6,000 737,880
Perdoceo Education
Corp. 78,338 2,914,957
Phinia , Inc. 31,640 2,165,442
Sally Beauty Holdings,
Inc.* 169,917 2,353,350
Signet Jewelers, Ltd.+ 27,000 2,285,280
Strattec Security Corp.* 25,000 1,958,500
Urban Outfitters, Inc.* 26,000 1,647,100
Victoria's Secret & Co.* 25,000 1,159,000
40,545,535
Consumer Staples - 3.33%
Andersons, Inc. (The) 30,000 2,153,400
Central Garden & Pet
Co., Class A* 71,300 2,311,546
Dole PLC 65,000 928,850
Herbalife, Ltd.*+ 100,000 1,472,000
Ingles Markets, Inc.,
Class A 21,100 1,896,679
Industry Company Shares Value
Consumer Staples (continued)
Spectrum Brands
Holdings, Inc. 20,000 $ 1,474,000
10,236,475
Energy - 9.42%
Bristow Group, Inc. 25,000 1,172,250
California Resources
Corp. 29,000 2,007,380
Expro Group Holdings
NV* 85,000 1,479,850
Forum Energy
Technologies, Inc.* 10,000 586,600
International Seaways,
Inc.+ 30,000 2,186,400
Liberty Energy, Inc.+ 88,509 2,549,059
Magnolia Oil & Gas
Corp., Class A 112,500 3,551,625
Murphy Oil Corp.+ 30,000 1,237,500
Oceaneering
International, Inc.* 68,000 2,411,960
Oil States International,
Inc.* 160,000 1,862,400
REX American
Resources Corp.* 35,852 1,633,776
Scorpio Tankers, Inc. 16,000 1,194,560
Teekay Tankers, Ltd.,
Class A 15,000 1,099,800
TETRA Technologies,
Inc.* 135,000 1,150,200
Tidewater, Inc.*+ 33,267 2,779,458
Valaris , Ltd.*+ 20,400 2,000,016
28,902,834
Financials - 26.05%
1st Source Corp. 36,000 2,491,560
Amalgamated Financial
Corp. 60,830 2,364,462
Ameris Bancorp 28,000 2,183,720
Artisan Partners Asset
Management, Inc.,
Class A 29,000 1,055,310
Atlantic Union
Bankshares Corp. 42,000 1,501,080
Atlanticus Holdings
Corp.*+ 37,684 1,977,280
Axos Financial, Inc.* 30,200 2,569,718
Bank of NT Butterfield &
Son, Ltd. (The) 55,900 2,933,632
Banner Corp. 41,000 2,487,880
Bread Financial
Holdings, Inc.+ 41,200 3,085,468

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Byline Bancorp, Inc. 91,200 $ 2,879,184
Cathay General Bancorp 29,000 1,445,940
City Holding Co. 12,392 1,481,092
Coastal Financial Corp.* 10,461 796,082
Dime Community
Bancshares, Inc.+ 15,000 507,300
Enact Holdings, Inc. 56,400 2,301,684
Enova International, Inc.* 8,700 1,181,721
Enterprise Financial
Services Corp. 45,000 2,434,950
Essent Group, Ltd. 31,000 1,811,640
First BanCorp 120,600 2,576,016
First Financial Bancorp 87,900 2,450,652
Fulton Financial Corp.+ 151,700 3,085,578
Hancock Whitney Corp. 59,800 3,802,682
Hanmi Financial Corp. 47,317 1,247,276
International Bancshares
Corp. 17,000 1,143,930
Jackson Financial, Inc.,
Class A 14,400 1,522,368
Mercury General Corp. 27,700 2,441,755
NMI Holdings, Inc.* 45,000 1,687,950
Northrim BanCorp , Inc. 28,000 640,640
OFG Bancorp 41,300 1,670,998
Old Second Bancorp,
Inc. 72,093 1,453,395
Preferred Bank 13,676 1,240,276
PROG Holdings, Inc. 63,734 1,828,529
Provident Financial
Services, Inc. 30,000 634,800
QCR Holdings, Inc. 29,500 2,520,775
TriCo Bancshares 36,800 1,749,472
UMB Financial Corp. 10,000 1,127,900
United Bankshares , Inc. 53,146 2,201,307
United Community
Banks, Inc. 40,000 1,259,600
Universal Insurance
Holdings, Inc. 58,000 1,981,280
Valley National Bancorp 120,000 1,473,600
WSFS Financial Corp. 42,059 2,753,182
79,983,664
Health Care - 6.41%
Amneal Pharmaceuticals,
Inc.* 106,449 1,323,161
Amphastar
Pharmaceuticals,
Inc.*+ 47,000 920,730
Castle Biosciences, Inc.* 44,000 1,080,200
CONMED Corp. 41,000 1,449,760
Industry Company Shares Value
Health Care (continued)
Indivior Pharmaceuticals,
Inc.* 35,000 $ 1,066,800
Innoviva , Inc.* 24,188 563,581
Ironwood
Pharmaceuticals, Inc.* 200,000 702,000
LivaNova PLC* 26,000 1,652,560
Pacira BioSciences ,
Inc.*+ 82,000 1,853,200
Pediatrix Medical Group,
Inc.* 75,000 1,604,250
PTC Therapeutics, Inc.* 22,000 1,498,860
Puma Biotechnology,
Inc.* 249,200 1,592,388
Supernus
Pharmaceuticals, Inc.* 48,000 2,481,120
Tactile Systems
Technology, Inc.* 35,000 914,550
Varex Imaging Corp.* 93,000 986,730
19,689,890
Industrials - 12.78%
Allient , Inc. 16,300 963,167
Astec Industries, Inc. 18,446 993,133
Atkore , Inc. 25,000 1,472,750
Atmus Filtration
Technologies, Inc. 30,000 1,703,100
Costamare , Inc. 148,500 2,509,650
Deluxe Corp.+ 118,500 3,263,490
EnerSys 18,800 3,265,936
Helios Technologies, Inc. 15,000 970,650
IBEX Holdings, Ltd.* 60,576 1,624,648
Interface, Inc. 91,166 2,271,857
Kennametal, Inc.+ 65,000 2,348,450
Korn Ferry 27,892 1,755,801
Matson, Inc. 17,800 2,918,132
Primoris Services
Corp.+ 20,805 2,975,947
Proto Labs, Inc.* 21,000 1,197,420
Rush Enterprises, Inc.,
Class A 48,000 3,173,280
SkyWest, Inc.* 28,600 2,626,338
Sun Country Airlines
Holdings, Inc.* 100,600 1,661,912
Terex Corp. 26,000 1,536,600
39,232,261
Information Technology - 9.39%
Consensus Cloud
Solutions, Inc.*+ 59,723 1,417,824
CTS Corp. 36,000 1,719,360
Daktronics, Inc.* 100,553 1,965,811

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Digi International, Inc.*+ 50,000 $ 2,410,000
Fastly , Inc., Class A* 30,000 871,800
Knowles Corp.* 60,000 1,540,800
Kulicke & Soffa
Industries, Inc. 30,000 1,971,600
Mitek Systems, Inc.*+ 95,000 1,282,500
NetScout Systems, Inc.* 100,390 3,191,398
Sanmina Corp.* 21,000 2,722,440
ScanSource , Inc.* 56,600 2,054,580
Synaptics , Inc.*+ 17,000 1,190,680
TTM Technologies, Inc.* 20,000 1,948,400
Turtle Beach Corp.*+ 65,700 666,198
Viasat , Inc.*+ 50,500 2,312,900
Vistance Networks, Inc.* 85,000 1,547,000
28,813,291
Materials - 4.38%
Avient Corp. 39,286 1,426,082
Cabot Corp. 15,000 1,129,650
Commercial Metals Co. 61,000 3,747,230
Constellium SE* 67,037 1,647,769
HB Fuller Co. 17,000 1,048,560
Kaiser Aluminum Corp. 7,900 952,029
Mativ Holdings, Inc. 121,000 1,052,700
Myers Industries, Inc. 60,800 1,287,744
O-I Glass, Inc.* 110,000 1,156,100
13,447,864
Real Estate - 6.49%
American Healthcare
REIT, Inc.+ 35,000 1,650,600
Broadstone Net Lease,
Inc. 80,000 1,461,600
CareTrust REIT, Inc. 73,000 2,675,450
CBL & Associates
Properties, Inc. 69,072 2,654,437
Compass, Inc., Class A* 130,000 950,300
Cushman & Wakefield,
Ltd.* 185,000 2,268,100
Essential Properties
Realty Trust, Inc.+ 39,900 1,211,364
Getty Realty Corp.+ 45,000 1,431,000
Phillips Edison & Co.,
Inc. 40,000 1,496,800
Sabra Health Care REIT,
Inc.+ 78,000 1,499,940
Tanger , Inc. 25,000 849,500
Terreno Realty Corp.+ 29,000 1,781,180
19,930,271
Industry Company Shares Value
Utilities - 6.00%
Avista Corp. 28,000 $ 1,123,920
Black Hills Corp. 33,000 2,290,530
Brookfield Infrastructure
Corp., Class A 27,000 1,067,040
New Jersey Resources
Corp. 23,000 1,263,160
Northwest Natural
Holding Co. 30,000 1,596,600
Oklo , Inc.* 10,750 533,093
ONE Gas, Inc. 28,400 2,446,092
Ormat Technologies,
Inc.+ 14,000 1,566,880
Otter Tail Corp. 24,800 2,176,696
Portland General
Electric Co. 48,000 2,532,960
Spire, Inc. 20,000 1,810,800
18,407,771
TOTAL COMMON STOCKS - 99.47% 305,373,875
(Cost $265,482,300)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.46%
Fidelity Investments
Money Market
Government Portfolio
Class I 3.53% 1,413,042
1,413,042
TOTAL MONEY MARKET FUND - 0.46% 1,413,042
(Cost $1,413,042)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 0.03%
Dreyfus Institutional
Preferred Government
Money Market Fund** 3.60% 104,762
104,762
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 0.03% 104,762
(Cost $104,762)
TOTAL INVESTMENTS
-
99.96%
$ 306,891,679
(Cost $267,000,104)
Other Assets in Excess of Liabilities - 0.04% 110,082
NET ASSETS - 100.00% $ 307,001,761

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
4
Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2026.
^ Rate disclosed as of March 31, 2026.
+ This security or a portion of the security is out on loan as of
March 31, 2026. Total loaned securities had a value of
$41,941,013 as of March 31, 2026.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2026:
Valuation Inputs
Investment i n Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 305,373,875 $ – $ – $ 305,373,875
Money Market
Fund 1,413,042 – – 1,413,042
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 104,762 – – 104,762
TOTAL
$306,891,679 $– $– $306,891,679
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.